Notes to Cash Flows - Parent - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cash Flows Explanatory Notes [Line Items]
Interest received	£ 6,618	£ 4,873	£ 5,176
Interest paid	2,107	1,085	1,900
Dividends received	0	0	0
Increase (decrease) due to voluntary changes in accounting policy
Disclosure Of Cash Flows Explanatory Notes [Line Items]
Non-cash items included in profit restated		497	£ 114
Santander UK Group Holdings plc
Disclosure Of Cash Flows Explanatory Notes [Line Items]
Interest received	202	245
Interest paid	159	240
Dividends received	£ 1,212	1,497
Santander UK Group Holdings plc | Increase (decrease) due to voluntary changes in accounting policy
Disclosure Of Cash Flows Explanatory Notes [Line Items]
Non-cash items included in profit restated		£ 4